Tax Matters - Provision for Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income taxes:
Federal	$ (1,641)	$ 668	$ 1,267
State and local	(166)	9	45
Deferred income taxes:
Federal	1,258	(1,663)	(2,064)
State and local	275	16	(304)
Total U.S. tax benefit	(274)	(970)	(1,055)
TCJA
Current income taxes	(135)	(3,035)	13,135
Deferred Income taxes	(187)	2,439	(23,795)
Total TCJA tax benefit	(323)	(596)	(10,660)
International
Current income taxes	2,900	2,831	2,709
Deferred income taxes	(919)	(558)	(42)
Total international tax provision	1,981	2,273	2,667
Provision/(benefit) for taxes on income	$ 1,384	$ 706	$ (9,049)